Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits - Text Details (Detail) [Line Items]
Present value of funded obligations	€ 2,684	€ 2,388
Present value of unfunded obligations	666	610
Post-employement benefit [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	824	834
Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	2,526	2,164	€ 2,137
Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	3,350	2,998	€ 3,109
GERMANY
Post-employment benefits - Text Details (Detail) [Line Items]
Present value of funded obligations	630	564
Present value of unfunded obligations	351	330
Net defined benefit liability (asset)	457	401
GERMANY | Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	524	493
GERMANY | Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	981	894
Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Present value of funded obligations	317	208
Present value of unfunded obligations	166	149
Net defined benefit liability (asset)	224	182
Other countries [Member] | Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	259	175
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	484	357
UNITED STATES
Post-employment benefits - Text Details (Detail) [Line Items]
Present value of funded obligations	1,738	1,616
Present value of unfunded obligations	148	132
Net defined benefit liability (asset)		251
UNITED STATES | Post-employement benefit [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	143
UNITED STATES | Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	1,743	1,497
UNITED STATES | Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	€ 1,886	€ 1,747